OTHER RECEIVABLES, NET - Additional Information (Details)		6 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER RECEIVABLES, NET
Net recovery of provision for credit losses of other receivables	¥ (294,644)	¥ 549,132	$ 79,604
Provision for credit losses of other receivables				¥ 344,950